Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity Investments
Investments in venture capital funds	€ 187	€ 182
Total commitments to make equity investment in other entities	418	342
Drawn made from total commitments to make equity investment in other entities	232	€ 161
2019
Equity Investments
Investments in venture capital funds	187
Due 2020 to 2023
Equity Investments
Investments in venture capital funds	0
Due thereafter
Equity Investments
Investments in venture capital funds	€ 0